Cover	Apr. 11, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 11, 2022
Entity Registrant Name	Switch, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-38231
Entity Tax Identification Number	82-1883953
Entity Address, Address Line One	7135 S. Decatur Boulevard
Entity Address, City or Town	Las Vegas,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(702)
Local Phone Number	444-4111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.001
Trading Symbol	SWCH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001710583